General information and basis of preparation	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Statements [Line Items]
General information and basis of preparation
1	General information and basis of preparation
General information
SGHC Limited (‘SGHC’ or the ‘Company’) is a holding company primarily engaged, through its operating subsidiaries, in the business of online sports betting and casino games.
The Company is a limited company incorporated under the Companies (Guernsey) Law, 2008 (the ‘Companies Law’) on July 06, 2020. The registered office is located at Kingsway House, Havilland Street, St Peter Port, Guernsey.
SGHC and its subsidiaries (together ‘the Group’) operate a number of interactive gaming services under licenses granted by gaming authorities in various countries. SGHC is the ultimate holding company of the SGHC Group. These interactive gaming services consist mainly of casino games of chance and sports betting. The Group is focused on the delivery of a converged interactive gaming experience allowing its customers to interact with its games under several brands on a variety of platforms. The Group also licenses the Betway brand to companies external to the Group.
The consolidated financial statements of the Group for the year ended December 31, 2021 were authorized for issue in accordance with a resolution of the Board of Directors on April 20, 2022.
Corporate Reorganization
The Company was incorporated in July 2020, with the designed purpose of becoming the ultimate parent company of Pindus, Fengari and Pelion, through a reorganization of entities with common ownership (the ‘Reorganization’), but not under common control. The Reorganization culminated on October 7, 2020 with SGHC acquiring the share capital of Pindus, Fengari and Pelion in a share-for-share
exchange.
Pindus, Fengari and Pelion, historically had a high degree of common ownership in which multiple shareholders had similar, but not identical, ownership interests in each of the entities. As part of the restructuring of the three entities, in the period from July 2019 to April 2020, shareholdings in each of the three separate entities were made consistent through the issuance of shares or the repurchase of shares for cash to the relevant shareholders (the ‘Reorganization Transactions’). As of April 2020, shareholdings in each of the three entities were identical. When the Company was formed in July 2020, its shareholders were also consistent with each of the three existing entities. Therefore, immediately prior to the Reorganization Transactions, the shareholder ownership percentages of the Company, Pindus, Fengari and Pelion were identical, and immediately after the Reorganization Transactions, the shareholdings held in the Company by each individual shareholder were also identical.
The key dates in the Reorganization Transactions can be summarized as follows:

•	May 2018 - Pindus is incorporated.

•	July 2019 - Fengari is incorporated.

•	March 2020 - shares are issued to minority shareholders in Pindus and Fengari to fully align the shareholders and shareholding percentages.

•	April 2020 - Pelion is incorporated with shareholders and shareholding identical to that of Pindus and Fengari.

•
July 2020
-
SGHC is incorporated and issues 13,638,493 shares of no par common stock, the shareholders and shareholding percentages of SGHC are identical to those of Pindus, Fengari and Pelion at that time.

•	October 2020 - SGHC is the legal acquirer of Pindus, Fengari and Pelion in a share-for-share exchange.
The Company performed an assessment and determined Pindus to be the predecessor entity to the Company. Further, the Company determined the culmination of the Reorganization on October 7, 2020 did not have economic substance. As such, in preparing the Company’s consolidated financial statements, the Company accounted for the Reorganization Transactions in a manner similar to a transaction between entities under common control combining Fengari and Pelion from the respective dates at which those two entities had a high degree of common ownership consistent with that of the Company using the ‘pooling of interests method’ of accounting. As such, Fengari and Pelion are included in the Group financial statements from their dates of incorporation in July 2019 and April 2020, respectively.
In the Fengari, Pelion and SGHC
share-for-share
exchanges described above, shares were issued to existing shareholders for no consideration. Therefore, the number of shares outstanding was increased without an increase in resources. Therefore, the number of shares outstanding before each of the exchanges has been adjusted for the change in shares as if the issuance had occurred at the beginning of the earliest period presented. All share and per share information presented herein has been retrospectively adjusted to give effect to the culmination of the reorganization and the issuance of shares on incorporation of SGHC on January 1, 2019.
Basis of preparation
These consolidated financial statements have been prepared in conformity with International Financial Reporting Standards (‘IFRS’) as issued by the International Accounting Standards Board (‘IASB’).
The accounting principles set out below, unless stated otherwise, have been applied consistently for all periods presented in the consolidated financial statements. SGHC’s fiscal year ends December 31. All intercompany transactions are eliminated during the preparation of the consolidated financial statements.
These financial statements are presented in Euros being the currency of the primary economic environment in which the Company operates. Foreign operations are included in accordance with the policies set out in note 2.11.
The consolidated financial statements have been prepared on a historical cost basis, unless otherwise stated. All amounts presented are rounded to the nearest thousand except when otherwise indicated. Due to rounding, differences may arise when individual amounts or percentages are added together.

Parent [member]
Statements [Line Items]
General information and basis of preparation
1	General information and basis of preparation
General information
Super Group (SGHC) Limited (‘Super Group’ or the ‘Company’) is a holding company primarily engaged, through its operating subsidiaries, in the business of online sports betting and casino games.
The Company is a limited company incorporated under the Companies (Guernsey) Law, 2008 (the ‘Companies Law’) on March 29, 2021. The registered office is located at Kingsway House, Havilland Street, St Peter Port, Guernsey.
Super Group is a holding company that intended to list on the New York Stock Exchange as part of a merger pursuant to a Business Combination Agreement which completed on January 27, 2022 as denoted in note 11. This resulted in the Company becoming the ultimate holding company of SGHC Limited and its subsidiaries (together ‘the Group’). The Group operates a number of interactive gaming services under licenses granted by gaming authorities in various countries. These interactive gaming services consist mainly of casino games of chance and sports betting.
The financial statements for the period ended December 31, 2021 were authorized for issue in accordance with a resolution of the Board of Directors on April 20, 2022.
Basis of preparation
These financial statements have been prepared in conformity with International Financial Reporting Standards (‘IFRS’) as issued by the International Accounting Standards Board (‘IASB’).
The accounting principles set out below, unless stated otherwise, have been applied consistently for all periods presented in the financial statements. Super Group’s fiscal year ends December 31.
These financial statements are presented in Euros being the currency of the primary economic environment in which the Company operates.
The financial statements have been prepared on a historical cost basis, unless otherwise stated.